UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

          Address: 620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    Managing Member, Sun Valley Gold LLC
Phone:    208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho           February 12, 2009
--------------------------     --------------------       --------------------
       [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:  $383,405
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5         COL 6    COL 7           COLUMN 8

                              TITLE OF                     VALUE      SHRS OR    SH/ PUT/   INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (X$1000)   PRN AMT    PRN CALL   DSCRTN   MGRS       SOLE    SHARED  NONE

AGNICO EAGLE MINES LTD        COM              008474108    4,811         93,726 SH         SOLE     NONE         93,726
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206    6,928        250,000     CALL   SOLE     NONE        250,000
APEX SILVER MINES LTD         ORD              G04074103    1,116      1,138,311 SH         SOLE     NONE      1,138,311
AURIZON MINES LTD             COM              05155P106   11,465      3,512,300 SH         SOLE     NONE      3,512,300
BARRICK GOLD CORP             COM              067901108   24,316        661,300 SH         SOLE     NONE        661,300
COEUR D ALENE MINES CORP IDA  COM              192108108    1,722      1,956,795 SH         SOLE     NONE      1,956,795
EXETER RES CORP               COM              301835104    1,419        735,000 SH         SOLE     NONE        735,000
GAMMON GOLD INC               COM              36467T106   18,355      3,355,502 SH         SOLE     NONE      3,355,502
GOLD FIELDS LTD NEW           SPONSORED ADR    38059T106    8,594        865,470 SH         SOLE     NONE        865,470
GOLDCORP INC NEW              COM              380956409   21,122        669,906 SH         SOLE     NONE        669,906
GOLDEN STAR RES LTD CDA       COM              38119T104    1,874      1,873,693 SH         SOLE     NONE      1,873,693
IAMGOLD CORP                  COM              450913108    9,999      1,608,185 SH         SOLE     NONE      1,608,185
IMA EXPLORATION INC           COM              449664101      336      1,326,291 SH         SOLE     NONE      1,326,291
JAGUAR MNG INC                COM              47009M103   19,649      3,848,900 SH         SOLE     NONE      3,848,900
KIMBER RES INC                COM              49435N101    1,286      2,536,200 SH         SOLE     NONE      2,536,200
KINROSS GOLD CORP             COM NO PAR       496902404    7,013        380,740 SH         SOLE     NONE        380,740
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    6,776        200,000     CALL   SOLE     NONE        200,000
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   89,605      2,644,770 SH         SOLE     NONE      2,644,770
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   67,760      2,000,000     PUT    SOLE     NONE      2,000,000
MIDWAY GOLD CORP              COM              598153104      357        739,700 SH         SOLE     NONE        739,700
MINEFINDERS LTD               COM              602900102   10,763      2,146,169 SH         SOLE     NONE      2,146,169
NEW GOLD INC CDA              COM              644535106    6,924      4,841,739 SH         SOLE     NONE      4,841,739
NEWMONT MINING CORP           COM              651639106   10,175        250,000 SH         SOLE     NONE        250,000
NOVAGOLD RES INC              NOTE 5.500% 5/0  66987EAA5    5,900     20,000,000 SH         SOLE     NONE     20,000,000
NOVAGOLD RES INC              COM NEW          66987E206      829        563,824 SH         SOLE     NONE        563,824
PAN AMERICAN SILVER CORP      COM              697900108      629         36,630 SH         SOLE     NONE         36,630
SEABRIDGE GOLD INC            COM              811916105      815         62,308 SH         SOLE     NONE         62,308
SILVER WHEATON CORP           COM              828336107   13,256      2,025,355 SH         SOLE     NONE      2,025,355
SPDR GOLD TRUST               GOLD SHS         78463V107    9,387        108,500 SH         SOLE     NONE        108,500
STILLWATER MNG CO             COM              86074Q102    9,541      1,931,316 SH         SOLE     NONE      1,931,316
YAMANA GOLD INC               COM              98462Y100   10,683      1,381,994 SH         SOLE     NONE      1,381,994



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